Impairment of Jaguar Land Rover Business - Summary of Impairment of Jaguar Land Rover Business - Assumptions Used (Detail)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Growth rate applied beyond approved forecast period	1.90%	2.00%
Pre-tax discount rate	11.80%	8.70%